Goodwill and Other Intangible Assets - Schedule of Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Goodwill [Line Items]
Goodwill gross	$ 954	$ 909	$ 961
Accumulated impairment losses	(873)	(879)	(877)
Goodwill	81	30	84
Acquisition	3	51
Print
Goodwill [Line Items]
Goodwill gross	845	800	852
Accumulated impairment losses	(794)	(800)	(798)
Goodwill	51	0	54
Acquisition	3	51
Office Products
Goodwill [Line Items]
Goodwill gross	109	109	109
Accumulated impairment losses	(79)	(79)	(79)
Goodwill	30	30	$ 30
Acquisition	$ 0	$ 0